SUBSEQUENT EVENTS - Transactions between Related Parties (Details) - Transactions between Related Parties R$ in Thousands	1 Months Ended
Feb. 28, 2021 BRL (R$)
Eletronorte
Disclosure of non-adjusting events after reporting period [line items]
Related party transactions amount	R$ 73,082
Furnas
Disclosure of non-adjusting events after reporting period [line items]
Related party transactions amount	66,027
Chesf
Disclosure of non-adjusting events after reporting period [line items]
Related party transactions amount	R$ 88,443